License Agreement/Revenue Recognition (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Jun. 30, 2016
Revenue Recognition [Line Items]
Deferred Revenue		$ 426,000
Vyrix Pharmaceuticals Inc [Member]
Revenue Recognition [Line Items]
Potential Milestone Payments Receivable	$ 3,025,000
Deferred Revenue	$ 250,000
Deferred Revenue Recognition Period	7 years
Agreement Expiration Period	15 years
Ampio [Member]
Revenue Recognition [Line Items]
Potential Milestone Payments Receivable		$ 3,200,000
Percentage Of Royalty Rate Of Net Sales		25.00%
Deferred Revenue		$ 500,000
Proceeds from License Fees Received		$ 418,000
Deferred Revenue Recognition Period		10 years